Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2022 and September 30, 2022 within the fair value hierarchy.

	Billions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2022
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,100	¥1,041	¥14	¥—	¥3,155
Private equity and debt investments (5)	22	—	32	—	54
Japanese government securities	1,730	—	—	—	1,730
Japanese agency and municipal securities	—	184	2	—	186
Foreign government, agency and municipal securities	3,220	2,010	10	—	5,240
Bank and corporate debt securities and loans for trading purposes	—	1,134	220	—	1,354
Commercial mortgage-backed securities (“CMBS”)	—	0	7	—	7
Residential mortgage-backed securities (“RMBS”)	—	1,450	8	—	1,458
Issued/Guaranteed by government sponsored entity	—	1,376	—	—	1,376
Other	—	74	8	—	82
Real estate-backed securities	—	58	79	—	137
Collateralized debt obligations (“CDOs”) and other (6)	—	34	26	—	60
Investment trust funds and other	293	23	0	—	316

Total trading assets and private equity and debt investments	7,365	5,934	398	—	13,697

Derivative assets (7)
Equity contracts	3	874	97	—	974
Interest rate contracts	120	11,755	63	—	11,938
Credit contracts	12	398	33	—	443
Foreign exchange contracts	—	4,777	29	—	4,806
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(16,608)	(16,608)

Total derivative assets	136	17,804	222	(16,608)	1,554

Subtotal	¥7,501	¥23,738	¥620	¥(16,608)	¥15,251

Loans and receivables (8)	—	1,103	205	—	1,308
Collateralized agreements (9)	—	282	16	—	298
Other assets (2)
Non-trading debt securities	117	367	—	—	484
Other (3)(4)	146	136	197	—	479

Total	¥7,764	¥25,626	¥1,038	¥(16,608)	¥17,820

Liabilities:
Trading liabilities
Equities	¥1,796	¥8	¥0	¥—	¥1,804
Japanese government securities	1,098	—	—	—	1,098
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	3,451	1,328	0	—	4,779
Bank and corporate debt securities	—	222	3	—	225
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (6)	—	3	0	—	3
Investment trust funds and other	76	0	0	—	76

Total trading liabilities	6,421	1,561	3	—	7,985

Derivative liabilities (7)
Equity contracts	2	1,368	87	—	1,457
Interest rate contracts	60	10,826	74	—	10,960
Credit contracts	14	434	66	—	514
Foreign exchange contracts	0	4,795	19	—	4,814
Commodity contracts	0	1	—	—	1
Netting	—	—	—	(16,079)	(16,079)

Total derivative liabilities	76	17,424	246	(16,079)	1,667

Subtotal	¥6,497	¥18,985	¥249	¥(16,079)	¥9,652

Short-term borrowings (11)	—	653	58	—	711
Payables and deposits (10)(12)	—	63	8	—	71
Collateralized financing (9)	—	516	—	—	516
Long-term borrowings (11)(13)(14)	23	4,055	479	—	4,557
Other liabilities (15)	32	155	32	—	219

Total	¥6,552	¥24,427	¥826	¥(16,079)	¥15,726

	Billions of yen
	September 30, 2022
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of September 30, 2022
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥1,965	¥1,101	¥16	¥—	¥3,082
Private equity and debt investments (5)	14	—	39	—	53
Japanese government securities	1,955	—	—	—	1,955
Japanese agency and municipal securities	—	123	2	—	125
Foreign government, agency and municipal securities	4,104	1,949	10	—	6,063
Bank and corporate debt securities and loans for trading purposes	—	1,100	272	—	1,372
Commercial mortgage-backed securities (“CMBS”)	—	—	7	—	7
Residential mortgage-backed securities (“RMBS”)	—	2,755	9	—	2,764
Issued/Guaranteed by government sponsored entity	—	2,636	—	—	2,636
Other	—	119	9	—	128
Real estate-backed securities	—	52	103	—	155
Collateralized debt obligations (“CDOs”) and other (6)	—	44	20	—	64
Investment trust funds and other	305	25	0	—	330

Total trading assets and private equity and debt investments	8,343	7,149	478	—	15,970

Derivative assets (7)
Equity contracts	1	1,259	45	—	1,305
Interest rate contracts	129	20,918	206	—	21,253
Credit contracts	23	238	70	—	331
Foreign exchange contracts	0	8,534	56	—	8,590
Commodity contracts	0	1	—	—	1
Netting	—	—	—	(29,358)	(29,358)

Total derivative assets	153	30,950	377	(29,358)	2,122

Subtotal	¥8,496	¥38,099	¥855	¥(29,358)	¥18,092

Loans and receivables (8)	—	1,268	221	—	1,489
Collateralized agreements (9)	—	299	19	—	318
Other assets (2)
Non-trading debt securities	106	338	3	—	447
Other (3)(4)	163	79	189	—	431

Total	¥8,765	¥40,083	¥1,287	¥(29,358)	¥20,777

Liabilities:
Trading liabilities
Equities	¥2,074	¥7	¥1	¥—	¥2,082
Japanese government securities	1,030	—	—	—	1,030
Foreign government, agency and municipal securities	5,045	1,083	0	—	6,128
Bank and corporate debt securities	—	227	4	—	231
Residential mortgage-backed securities (“RMBS”)	—	0	0	—	0
Collateralized debt obligations (“CDOs”) and other (6)	—	3	—	—	3
Investment trust funds and other	116	8	0	—	124

Total trading liabilities	8,265	1,328	5	—	9,598

Derivative liabilities (7)
Equity contracts	1	1,847	50	—	1,898
Interest rate contracts	54	20,021	171	—	20,246
Credit contracts	26	315	103	—	444
Foreign exchange contracts	0	8,458	35	—	8,493
Commodity contracts	0	1	—	—	1
Netting	—	—	—	(28,468)	(28,468)

Total derivative liabilities	81	30,642	359	(28,468)	2,614

Subtotal	¥8,346	¥31,970	¥364	¥(28,468)	¥12,212

Short-term borrowings (11)	—	564	29	—	593
Payables and deposits (10)(12)	—	127	21	—	148
Collateralized financing (9)	—	677	—	—	677
Long-term borrowings (11)(13)(14)	22	4,262	415	—	4,699
Other liabilities (15)	57	91	23	—	171

Total	¥8,425	¥37,691	¥852	¥(28,468)	¥18,500

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)
Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2022 and September 30, 2022, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥45 billion and ¥47 billion, respectively. As of March 31, 2022 and September 30, 2022, the fair values of these investments which are included in
Other assets
 were ¥3 billion and ¥3 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥101,503 million and ¥32,394 million, respectively, as of March 31, 2022 and ¥92,584 million and ¥34,672 million, respectively, as of September 30, 2022
.

(5)
Private equity and debt investments
include private non-traded

financial instruments including minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. Also include minority equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option to these investments as permitted under ASC 825.

(6)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(7)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(8)	Includes loans and receivables for which the fair value option has been elected.
(9)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(10)	Includes deposits received at banks for which the fair value option has been elected.
(11)	Includes structured notes for which the fair value option has been elected.
(12)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(13)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(14)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(15)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2022
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥14	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	32	DCF	WACC Growth rates Liquidity discounts	7.1 – 13.0% 0.0 – 2.0% 5.0 – 30.0%	10.2% 0.7% 18.5%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	2.0 – 11.2 x 10.7 – 12.6 x 5.0 – 20.0%	6.9 x 11.6 x 11.9%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	10	DCF	Credit spreads Recovery rates	0.0 – 1.3% 6.0%	0.7% 6.0%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	220	DCF	Credit spreads Recovery rates	0.1 – 114.7% 0.0 – 100.0%	7.2% 84.4%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage backed securities (“CMBS”)	7	DCF	Yields Loss severities	4.3 – 11.1% 28.3 – 73.0%	4.6% 40.8%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	8	DCF	Yields Prepayment rates Loss severities	0.0 – 22.2% 6.9 – 15.0% 0.0 – 99.9%	8.4% 9.5% 6.9%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	79	DCF	Loss severities	0.0 – 21.2%	2.9%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	26	DCF	Yields Prepayment rates Default probabilities Loss severities	5.5 – 27.5% 18.0 – 20.0% 2.0% 0.0 – 100.0%	13.1% 19.5% 2.0% 44.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	March 31, 2022
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Derivatives, net:
Equity contracts	¥10	Option models	Dividend yield Volatilities Correlations	0 .0 – 12.6% 0 .0 – 109.7% (0.8 0) – 0.97	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(11)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.3 – 3.3% 9.2 – 13.9% 34.8 – 128.3 bp (1.00) – 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(33)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0 .0 – 428.7% 0 .0 – 90 .0% 50 .0 – 67.6% 0 .00 – 0.90	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	10	Option models	Interest rates Volatilities Volatilities Correlations	0.3 – 2.9% 2.4 – 39.3% 13.9 – 24.0 bp (0.25) – 0.84	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	205	DCF	Credit spreads Recovery rates	0 .0 – 21.5% 44 .0 – 100 .0%	6 .0% 98.2%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	16	DCF	Repo rate	2.8 – 6 .0%	3.6%	Lower fair value	Not applicable

Other assets
Other (7)	197	DCF	WACC Growth rates Liquidity discounts	10.1% 2 .0% 10 .0%	10.1% 2 .0% 10 .0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	3.6 – 5.9 x 6.7 – 30.8 x 0.3 – 1.7 x 25 .0 – 40 .0%	4.4 x 13.1 x 0.9 x 30.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading Liabilities
Bank and corporate debt securities	3	DCF	Recovery rates	3.9 – 97 .0%	84.1%	Higher fair value	Not applicable

Short-term borrowings	58	DCF/ Option models	Volatilities Correlations	5 .0 – 97 .0% (0.8 0) – 0.93	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	8	DCF/ Option models	Volatilities Volatilities Correlations	9.2 – 11.3% 41.2 – 69.6 bp 0.34 – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	479	DCF	Loss severities	0 .0%	0 .0%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities Volatilities Correlations	5 .0 – 97 .0% 41.2 – 69.6 bp (1 .00 ) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	32	DCF	Recovery rates	90 .0%	90 .0%	Higher fair value	Not applicable

	September 30, 2022
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥16	DCF	Liquidity discou n ts	75 .0%	75 .0%	Lower fair value	Not applicable

Private equity and debt investments	39	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.3 – 17.5% 0 .0 – 2 .0% 10.9% 5 .0 – 30 .0%	9.8% 0.5% 10.9% 18.1%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	(0.4) – 11.6 x 10.9 – 24 .0 x 5 .0 – 30 .0%	7.1 x 14.2 x 12.9%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	10	DCF	Credit spreads Recovery rates	0 .0 – 1.3% 7.3 – 18.5%	0.7% 8.2%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	272	DCF	Credit spreads Recovery rates	0 .0 – 154.7% 0 .0 – 100 .0%	8.7% 82.1%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage-backed securities (“CMBS”)	7	DCF	Yields Loss severities	4.6 – 12.7% 28.3 – 73 .0%	4.9% 40.3%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage- backed securities (“RMBS”)	9	DCF	Yields Prepayment rates Loss severities	0 .0 – 25 .0% 7.2 – 15 .0% 0.3 – 99.9%	8.8% 9.7% 17.3%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	103	DCF	Loss severities	1.4 – 20.2%	7.7%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	20	DCF	Yields Prepayment rates Default probabilities Loss severities	6.8 – 30 .0% 20 .0% 2 .0% 95.5 – 100 .0%	19.2% 20 .0% 2 .0% 96.8%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	September 30, 2022
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Derivatives, net:
Equity contracts	¥(5)	Option models	Dividend yield Volatilities Correlations	0 .0 – 31.5% 5.5 – 111.2% (0.8 0 ) – 0.97	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	35	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	1.2 – 4.5% 10.3 – 17.1% 38.8 – 147.2 bp (1 .00 ) – 0.99	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(33)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.1 – 447.4% 0 .0 – 90 .0% 59.5 – 68.5% 0.24 – 0.90	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	21	Option models	Interest rates Volatilities Volatilities Correlations	3.6 – 3.6% 2.4 – 43.1% 0 .0 – 0 .0 bp (1 .00) – 0.84	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	221	DCF	Credit spreads Recovery rates	0 .0 – 67.4% 40 .0 – 100 .0%	7.8% 95.1%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	19	DCF	Repo rate	2.8 – 6 .0%	3.4%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	3	DCF	Credit spreads	0 .0%	0 .0%	Lower fair value	No predictable interrelationship

Other (7)	189	DCF	WACC Growth rates Liquidity discounts	11.8% 3 .0% 10 .0%	11.8% 3 .0% 10 .0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	3.8 – 5.3 x 8.2 – 30.8 x 0.3 – 1.6 x 25 .0 – 30 .0%	4.3 x 10.8 x 0.8 x 29.9%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading liabilities
Bank and corporate debt securities	4	DCF	Recovery rates	5.6 – 98.5%	85.8%	Higher fair value	Not applicable

Short-term borrowings	29	DCF/ Option models	Volatilities Correlations	11.5 – 111.2% (0.65) – 0.97	— —	Higher fair value Higher fair value	No predictable interrelationship

Payables and deposits	21	DCF/ Option models	Volatilities Correlations	10.3 – 11.3% 0.34 – 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	415	DCF	Loss severities	0 .0%	0 .0%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities Volatilities Correlations	10.3 – 111.2% 66.9 bp (1 .00 ) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	23	DCF	Recovery rates	90.8 – 98.5%	92.7%	Higher fair value	Not applicable

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
(4)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(5)
The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(6)
Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(7)	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the six months ended September 30, 2021 and 2022, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2021
	Beginning balance as of six months ended September 30, 2021	Total gains (losses) recognized in revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2021
Assets:
Trading assets and private equity and debt investments

Equities	¥16	¥0	¥—	¥1	¥(6)	¥—	¥0	¥2	¥(1)	¥12
Private equity and debt investments	58	2	—	3	(3)	—	0	—	(13)	47
Japanese agency and municipal securities	2	0	—	0	0	—	—	—	—	2
Foreign government, agency and municipal securities	12	0	—	6	(9)	—	0	2	(1)	10
Bank and corporate debt securities and loans for trading purposes	135	2	—	32	(45)	—	1	22	(15)	132
Commercial mortgage-backed securities (“CMBS”)	8	0	—	0	0	—	0	—	0	8
Residential mortgage-backed securities (“RMBS”)	6	0	—	3	(2)	—	0	—	—	7
Real estate-backed securities	106	3	—	195	(182)	—	1	—	—	123
Collateralized debt obligations (“CDOs”) and other	23	(1)	—	36	(35)	—	0	—	—	23
Investment trust funds and other	0	0	—	16	(16)	—	0	0	—	0

Total trading assets and private equity and debt investments	366	6	—	292	(298)	—	2	26	(30)	364

Derivatives, net (3)
Equity contracts	(41)	20	—	—	—	1	(1)	(2)	32	9
Interest rate contracts	(43)	(3)	—	—	—	11	(1)	6	2	(28)
Credit contracts	(38)	(1)	—	—	—	3	0	(2)	1	(37)
Foreign exchange contracts	15	(3)	—	—	—	(1)	0	0	(1)	10

Total derivatives, net	(107)	13	—	—	—	14	(2)	2	34	(46)

Subtotal	¥259	¥19	¥—	¥292	¥(298)	¥14	¥0	¥28	¥4	¥318

Loans and receivables	104	2	—	14	(18)	—	2	27	(8)	123
Collateralized agreements	18	0	—	—	(5)	—	0	—	—	13
Other assets
Other	185	23	—	0	0	—	2	0	(1)	209

Total	¥566	¥44	¥—	¥306	¥(321)	¥14	¥4	¥55	¥(5)	¥663

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥—	¥0	¥0
Foreign government, agency and municipal securities	1	0	—	—	(1)	—	0	—	—	0
Bank and corporate debt securities	5	0	—	3	(1)	—	0	3	(4)	6
Collateralized debt obligations (“CDOs”) and other	1	0	—	0	(1)	—	0	0	—	0
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥7	¥0	¥—	¥3	¥(3)	¥—	¥0	¥3	¥(4)	¥6

Short-term borrowings	103	(7)	0	92	(89)	—	0	8	(35)	86
Payables and deposits	1	0	0	0	—	—	—	1	0	2
Collateralized financing	1	—	0	—	—	—	—	—	(1)	—
Long-term borrowings	547	(9)	2	289	(256)	—	0	23	(99)	511
Other liabilities	35	(4)	—	0	(15)	—	0	0	0	24

Total	¥694	¥(20)	¥2	¥384	¥(363)	¥—	¥0	¥35	¥(139)	¥629

	Billions of yen
	Six months ended September 30, 2022
	Beginning balance as of six months ended September 30, 2022	Total gains (losses) recognized in revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2022
Assets:
Trading assets and private equity and debt investments
Equities	¥14	¥0	¥—	¥7	¥(2)	¥—	¥2	¥1	¥(6)	¥16
Private equity and debt investments	32	2	—	7	(2)	—	0	—	—	39
Japanese agency and municipal securities	2	0	—	—	0	—	—	—	—	2
Foreign government, agency and municipal securities	10	2	—	7	(8)	—	0	0	(1)	10
Bank and corporate debt securities and loans for trading purposes	220	(1)	—	157	(168)	—	27	55	(18)	272
Commercial mortgage-backed securities (“CMBS”)	7	0	—	0	0	—	—	0	—	7
Residential mortgage-backed securities (“RMBS”)	8	(1)	—	0	(1)	—	2	1	—	9
Real estate-backed securities	79	(13)	—	98	(75)	—	14	—	—	103
Collateralized debt obligations (“CDOs”) and other	26	(2)	—	29	(37)	—	4	0	—	20
Investment trust funds and other	0	0	—	0	0	—	0	0	—	0

Total trading assets and private equity and debt investments	398	(13)	—	305	(293)	—	49	57	(25)	478

Derivatives, net (3)
Equity contracts	10	12	—	—	—	(25)	(3)	(1)	2	(5)
Interest rate contracts	(11)	22	—	—	0	17	0	11	(4)	35
Credit contracts	(33)	12	—	—	—	(6)	(4)	(2)	0	(33)
Foreign exchange contracts	10	0	—	—	—	9	2	0	0	21

Total derivatives, net	(24)	46	—	—	0	(5)	(5)	8	(2)	18

Subtotal	¥374	¥33	¥—	¥305	¥(293)	¥(5)	¥44	¥65	¥(27)	¥496

Loans and receivables	205	5	—	25	(52)	—	29	36	(27)	221
Collateralized agreements	16	0	—	—	—	—	3	—	—	19
Other assets
Non-trading debt securities	—	0	—	0	—	—	1	2	—	3
Other	197	(34)	0	1	(1)	—	25	1	—	189

Total	¥792	¥4	¥0	¥331	¥(346)	¥(5)	¥102	¥104	¥(54)	¥928

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥(1)	¥—	¥0	¥2	¥—	¥1
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	3	0	—	1	(3)	—	0	3	0	4
Collateralized debt obligations (“CDOs”) and other	0	—	—	1	(1)	—	0	—	—	—
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥3	¥0	¥—	¥2	¥(5)	¥—	¥0	¥5	¥0	¥5

Short-term borrowings	58	0	0	26	(16)	—	0	4	(43)	29
Payables and deposits	8	1	0	15	—	—	—	7	(8)	21
Long-term borrowings	479	13	3	122	(77)	—	3	38	(134)	415
Other liabilities	32	9	—	3	(7)	—	5	0	(1)	23

Total	¥580	¥23	¥3	¥168	¥(105)	¥—	¥8	¥54	¥(186)	¥493

	Billions of yen
	Three months ended September 30, 2021
	Beginning balance as of three months ended September 30, 2021	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of three months ended September 30, 2021
Assets:
Trading assets and private equity and debt investments
Equities	¥11	¥0	¥—	¥1	¥(1)	¥—	¥0	¥1	¥0	¥12
Private equity and debt investments	45	(1)	—	4	(1)	—	0	—	—	47
Japanese agency and municipal securities	2	0	—	0	0	—	—	—	—	2
Foreign government, agency and municipal securities	13	0	—	1	(5)	—	0	1	0	10
Bank and corporate debt securities and loans for trading purposes	131	1	—	18	(27)	—	1	12	(4)	132
Commercial mortgage-backed securities (“CMBS”)	8	0	—	—	0	—	0	—	0	8
Residential mortgage-backed securities (“RMBS”)	7	1	—	1	(2)	—	0	—	—	7
Real estate-backed securities	158	0	—	84	(121)	—	2	—	—	123
Collateralized debt obligations (“CDOs”) and other	21	0	—	15	(13)	—	0	—	—	23
Investment trust funds and other	1	0	—	15	(16)	—	0	—	—	0

Total trading assets and private equity and debt investments	397	1	—	139	(186)	—	3	14	(4)	364

Derivatives, net (3)
Equity contracts	(39)	21	—	—	—	3	(1)	6	19	9
Interest rate contracts	(41)	(1)	—	—	—	9	0	5	0	(28)
Credit contracts	(31)	(5)	—	—	—	1	0	(2)	0	(37)
Foreign exchange contracts	9	4	—	—	—	(2)	0	0	(1)	10

Total derivatives, net	(102)	19	—	—	—	11	(1)	9	18	(46)

Subtotal	¥295	¥20	¥—	¥139	¥(186)	¥11	¥2	¥23	¥14	¥318

Loans and receivables	111	3	—	8	(11)	—	1	18	(7)	123
Collateralized agreements	16	0	—	—	(3)	—	0	—	—	13
Other assets
Other	202	5	—	—	—	—	2	0	—	209

Total	¥624	¥28	¥—	¥147	¥(200)	¥11	¥5	¥41	¥7	¥663

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥—	¥0	¥—	¥0	¥—	¥—	¥0
Foreign government, agency and municipal securities	0	0	—	—	0	—	0	—	—	0
Bank and corporate debt securities	2	0	—	2	(1)	—	0	4	(1)	6
Collateralized debt obligations (“CDOs”) and other	0	0	—	0	0	—	0	—	—	0
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥2	¥0	¥—	¥2	¥(1)	¥—	¥0	¥4	¥(1)	¥6

Short-term borrowings	94	2	0	49	(48)	—	0	3	(10)	86
Payables and deposits	2	0	0	0	—	—	—	0	0	2
Long-term borrowings	508	5	0	129	(110)	—	0	7	(18)	511
Other liabilities	33	(2)	—	0	(11)	—	0	—	0	24

Total	¥639	¥5	¥0	¥180	¥(170)	¥—	¥0	¥14	¥(29)	¥629

	Billions of yen
	Three months ended September 30, 2022
	Beginning balance as of three months ended September 30, 2022	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of three months ended September 30, 2022
Assets:
Trading assets and private equity and debt investments
Equities	¥19	¥2	¥—	¥1	¥(2)	¥—	¥1	¥1	¥(6)	¥16
Private equity and debt investments	32	3	—	5	(1)	—	0	—	—	39
Japanese agency and municipal securities	2	0	—	—	0	—	—	—	—	2
Foreign government, agency and municipal securities	12	0	—	2	(3)	—	0	0	(1)	10
Bank and corporate debt securities and loans for trading purposes	260	(3)	—	72	(98)	—	11	33	(3)	272
Commercial mortgage-backed securities (“CMBS”)	7	0	—	—	0	—	—	0	—	7
Residential mortgage-backed securities (“RMBS”)	9	0	—	0	(1)	—	1	—	—	9
Real estate-backed securities	105	(3)	—	36	(41)	—	6	—	—	103
Collateralized debt obligations (“CDOs”) and other	23	2	—	12	(18)	—	1	0	—	20
Investment trust funds and other	0	0	—	0	0	—	0	0	—	0

Total trading assets and private equity and debt investments	469	1	—	128	(164)	—	20	34	(10)	478

Derivatives, net (3)
Equity contracts	26	(2)	—	—	—	(27)	(2)	(5)	5	(5)
Interest rate contracts	20	20	—	—	0	0	(1)	(2)	(2)	35
Credit contracts	(30)	(5)	—	—	—	4	0	(2)	0	(33)
Foreign exchange contracts	18	(1)	—	—	—	5	0	0	(1)	21

Total derivatives, net	34	12	—	—	0	(18)	(3)	(9)	2	18

Subtotal	¥503	¥13	¥—	¥128	¥(164)	¥(18)	¥17	¥25	¥(8)	¥496

Loans and receivables	196	3	—	18	(21)	—	9	16	—	221
Collateralized agreements	18	0	—	—	—	—	1	—	—	19
Other assets
Non-trading debt securities	3	0	—	0	—	—	0	—	—	3
Other	189	(10)	0	0	0	—	9	1	—	189

Total	¥909	¥6	¥0	¥146	¥(185)	¥(18)	¥36	¥42	¥(8)	¥928

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥—	¥0	¥—	¥0	¥0	¥—	¥1
Foreign government, agency and municipal securities	0	0	—	—	0	—	0	—	—	0
Bank and corporate debt securities	5	0	—	0	(3)	—	0	2	0	4
Collateralized debt obligations (“CDOs”) and other	0	—	—	—	0	—	—	—	—	—
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥6	¥0	¥—	¥0	¥(3)	¥—	¥0	¥2	¥0	¥5

Short-term borrowings	35	(2)	0	9	(10)	—	0	3	(10)	29
Payables and deposits	25	0	0	4	—	—	—	—	(8)	21
Long-term borrowings	442	0	2	37	(22)	—	2	16	(58)	415
Other liabilities	26	(1)	—	0	(5)	—	2	0	(1)	23

Total	¥534	¥(3)	¥2	¥50	¥(40)	¥—	¥4	¥21	¥(77)	¥493

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain (loss) on investments in equity securities, Revenue—Other
and
Non-interest expenses—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(4)
Amounts of gains and losses on these transfers which were recognized in the period when the
Transfers into Level
 3
occurred were not significant for the six and three months ended September 30, 2021 and 2022.

(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See
Quantitative and qualitative information regarding significant unobservable valuation

inputs
above for the valuation inputs of each financial instruments.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2021	2022

	Unrealized gains / (losses) (1)

Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥0
Private equity and debt investments	2	2
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	1	0
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	2	(1)
Collateralized debt obligations (“CDOs”) and other	(2)	(3)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	3	(2)

Derivatives, net (2)
Equity contracts	24	11
Interest rate contracts	(9)	15
Credit contracts	2	3
Foreign exchange contracts	(1)	(7)

Total derivatives, net	16	22

Subtotal	¥19	¥20

Loans and receivables	1	4
Collateralized agreements	0	0
Other assets
Other	23	(34)

Total	¥43	¥(10)

Liabilities:
Trading liabilities
Equities	¥—	¥0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	3	0
Payables and deposits (3)	0	1
Long-term borrowings (3)	4	19
Other liabilities	(1)	14

Total	¥6	¥34

	Billions of yen
	Three months ended September 30
	2021	2022

	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥1	¥2
Private equity and debt investments	1	3
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	(2)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	(1)	(2)
Collateralized debt obligations (“CDOs”) and other	(2)	1
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	(1)	2

Derivatives, net (2)
Equity contracts	25	4
Interest rate contracts	(4)	11
Credit contracts	(3)	(5)
Foreign exchange contracts	5	(2)

Total derivatives, net	23	8

Subtotal	¥22	¥10

Loans and receivables	2	3
Collateralized agreements	—	0
Other assets
Other	5	(9)

Total	¥29	¥4

Liabilities:
Trading liabilities
Equities	¥—	¥0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	0	—

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	5	(1)
Payables and deposits (3)	0	0
Long-term borrowings (3)	8	5
Other liabilities	0	1

Total	¥13	¥5

(1)
Includes gains and losses reported within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(3)
Includes changes in unrealized gains and losses in
Other comprehensive income
(loss)
for recurring Level 3 fair value measurements held at the end of the reporting period. They were ¥2 billion and ¥3 billion for the six months ended September 30, 2021 and 2022 respectively and ¥0 billion and ¥2 billion for the three months ended September 30, 2021 and 2022, respectively.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2022
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥12	¥1	Monthly	Same day-30 days
Venture capital funds	10	10	—	—
Private equity funds	22	19	—	—
Real estate funds	4	1	—	—

Total	¥48	¥31

	Billions of yen
	September 30, 2022
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥15	¥1	Monthly	Same day-30 days
Venture capital funds	10	9	—	—
Private equity funds	21	13	—	—
Real estate funds	3	1	—	—

Total	¥49	¥24

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura is permitted to redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

The following table presents gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six and three months ended September 30, 2021 and 2022.

	Billions of yen
	Six months ended September 30
	2021	2022

	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥0	¥(1)
Private equity and debt investments	1	2
Loans and receivables	8	16
Collateralized agreements (3)	0	(2)
Other assets (2)	16	(35)

Total	¥25	¥(20)

Liabilities:
Short-term borrowings (4)	¥21	¥126
Payables and deposits	3	9
Collateralized financing (3)	6	3
Long-term borrowings (4)(5)	(25)	442
Other liabilities (6)	(10)	16

Total	¥(5)	¥596

	Billions of yen
	Three months ended September 30
	2021	2022

	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥—	¥(1)
Private equity and debt investments	1	1
Loans and receivables	4	7
Collateralized agreements (3)	0	(2)
Other assets (2)	5	(10)

Total	¥10	¥(5)

Liabilities:
Short-term borrowings (4)	¥33	¥66
Payables and deposits	0	4
Collateralized financing (3)	8	0
Long-term borrowings (4)(5)	30	173
Other liabilities (6)	(6)	11

Total	¥65	¥254

(1)	Includes gains and losses reported primarily within Revenue— Net gain on trading and Revenue — Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of yen
	Period ended or as of September 30
	2021	2022

Changes recognized as a credit to other comprehensive income	¥6	¥63
Credit A mounts reclassified to earnings	1	0
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	(5)	116

	Billions of yen
	Three months ended September 30
	2021	2022
Changes recognized as a credit to other comprehensive income	¥1	¥35
Credit (debit) amounts reclassified to earnings	0	(0)

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2022
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥1,916	¥2,368	¥2,151	¥721	¥7,156

	Billions of yen
	September 30, 2022
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,080	¥3,276	¥2,083	¥704	¥8,143

(1)
Other than above, there were ¥331 billion and ¥325 billion of government, agency and municipal securities reported within
Other
assets—Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2022 and September 30
,
2022, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument of which a portion of the ending balance was carried at fair value as of March 31, 2022 and September 30, 2022.

	Billions of yen
	March 31, 2022 (1)
	Carrying value	Fair value	Fair value by level
			Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,316	¥3,316	¥3,316	¥—	¥—
Time deposits	321	321	—	321	—
Deposits with stock exchanges and other segregated cash	427	427	—	427	—
Loans receivable (2)	3,515	3,515	—	2,461	1,054
Securities purchased under agreements to resell	11,879	11,879	—	11,863	16
Securities borrowed	4,997	4,994	—	4,994	—

Total	¥24,455	¥24,452	¥3,316	¥20,066	¥1,070

Liabilities:
Short-term borrowings	¥1,050	¥1,050	¥—	¥993	¥57
Deposits received at banks	1,761	1,761	—	1,752	9
Securities sold under agreements to repurchase	12,575	12,575	—	12,575	0
Securities loaned	1,567	1,568	—	1,568	—
Other secured borrowings	396	396	—	396	—
Long-term borrowings	9,258	9,236	23	8,688	525

Total	¥26,607	¥26,586	¥23	¥25,972	¥591

	Billions of yen
	September 30, 2022 (1)
	Carrying value	Fair value	Fair value by level
			Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,676	¥3,676	¥3,676	¥—	¥—
Time deposits	347	347	—	347	—
Deposits with stock exchanges and other segregated cash	384	384	—	384	—
Loans receivable (2)	4,133	4,133	—	2,960	1,173
Securities purchased under agreements to resell	15,829	15,828	—	15,809	19
Securities borrowed	5,012	5,011	—	5,011	—

Total	¥29,381	¥29,379	¥3,676	¥24,511	¥1,192

Liabilities:
Short-term borrowings	¥1,274	¥1,274	¥—	¥1,245	¥29
Deposits received at banks	2,039	2,039	—	2,018	21
Securities sold under agreements to repurchase	15,964	15,964	—	15,964	—
Securities loaned	1,586	1,585	—	1,585	—
Other secured borrowings	327	327	—	327	—
Long-term borrowings	10,095	9,998	22	9,521	455

Total	¥31,285	¥31,187	¥22	¥30,660	¥505

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.